Pensions and Other Post-Employment Benefits - Sensitivity of Defined Benefit and OPEB Obligation to Changes in Relevant Actuarial Assumptions (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Discount Rate [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase	$ (31)	$ (25)
Decrease	$ 40	$ 32
Sensitivity Range - One percent change	1.00%	1.00%
Future Salary Growth Rate [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase	$ 4	$ 3
Decrease	$ (4)	$ (3)
Sensitivity Range - One percent change	1.00%	1.00%
Health Care Cost Trend Rate [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase	$ 1	$ 1
Decrease	$ (1)	$ (1)
Sensitivity Range - One percent change	1.00%	1.00%
One Year Change in Assumed Life Expectancy [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase	$ 4	$ 3
Decrease	$ (4)	$ (3)
Sensitivity Range - One percent change	1.00%	1.00%